ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

Contingent rental expense in the three months ended March 31, 2013 is income as the contingent rental expense relating to the four non-Ship Finance vessels is calculated quarterly on a cumulative basis over the four year period to December 31, 2015 and the accrued contingent rental expense at March 31, 2013 was lower than the accrued contingent rental expense at December 31, 2012.

The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold. Following the termination of the lease on the Company's final OBO carrier in March 2013, the results of the OBO carriers have been recorded as discontinued operations. Amounts included in the consolidated statement of operations for the three months ended March 31, 2012 have been reclassified in order to conform to the presentation resulting from discontinued operations.